Capital structure (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 15, 2014 item	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Nov. 03, 2014	Nov. 02, 2014
Capital Structure
Shares issued as a result of exercises of share options by employees and a consultant				1,646,137	1,646,137	157,429
Repurchase of ordinary shares		¥ 6,257,703	$ 907,282	¥ 1,938,798
Class B ordinary shares
Capital Structure
Number of votes entitled per share | item	10
Conversion of stock, shares issued				950,000	950,000
ADS
Capital Structure
ADS ratio to ordinary shares									5	2
Repurchase of ordinary shares		¥ 6,424,800	$ 952,300	¥ 1,938,800	$ 304,200
Number of common shares repurchased		19,695,770	19,695,770		2,742,990
Class A ordinary shares
Capital Structure
Number of votes entitled per share | item	1
Shares issued as a result of exercises of share options by employees and a consultant		0	0	1,646,137	1,646,137	157,429
Issuance of ordinary shares as a result of vesting of shares awards (in shares)		1,084,205	1,084,205	1,156,264	1,156,264	1,481,693
Authorized share repurchase amount | $					$ 500,000		$ 1,000,000	$ 500,000